FINANCIAL INSTRUMENTS Carrying value and fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Reported Value Measurement [Member]
Assets:
Cash and cash equivalents	$ 116,057	$ 104,145
Restricted cash	1,744	741
Liabilities:
Floating rate debt	1,580,530	1,492,099
Fixed rate debt	210,137	100,312
Estimate of Fair Value Measurement [Member]
Assets:
Cash and cash equivalents	116,057	104,145
Restricted cash	1,744	741
Liabilities:
Floating rate debt	1,580,530	1,492,099
Fixed rate debt	$ 208,108	$ 99,865